RELATED-PARTY TRANSACTIONS (Tables) (Equipower)	3 Months Ended
Mar. 31, 2013
Equipower
RELATED-PARTY TRANSACTIONS
Schedule of amounts paid to related party for electricity management consulting services	Amounts paid for such services were as follows:

	Three months ended March 31,
	2013	2012
	(In thousands)
Payments for electricity management consulting services	$55	$44